RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Monthly Payment [Member]
Operating Leases annual rental expense	$ 230,000	¥ 1,470,000
Nanjing Recon [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	April 1, 2020 - March 31, 2022	April 1, 2020 - March 31, 2022
Nanjing Recon [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 6,123	¥ 40,000
Bhd [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	Jan 1, 2021- Dec 31, 2022	Jan 1, 2021- Dec 31, 2022
Bhd [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 3,674	¥ 24,000
Bhd [Member] | Founders' family member [Member]
Lessee, Operating Lease, Period of Contract	Jan 1, 2021- Dec 31, 2022	Jan 1, 2021- Dec 31, 2022
Bhd [Member] | Founders' family member [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 7,463	¥ 48,750
Recon BJ [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	July 1, 2020-Jun 1 ,2021	July 1, 2020-Jun 1 ,2021
Recon BJ [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 1,531	¥ 10,000